Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Inventory [Abstract]
Schedule Of Inventory Components

	December 31,
	2012	2011
Total Gross Inventory, Finished Goods	581,000	465,000
Less: Inventory reserve	(269,000)	(218,000)
Total Inventory	$312,000	$247,000